S000079196 [Member] Investment Objectives and Goals - iShares ESG Aware MSCI USA Growth ETF	Aug. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES® ESG AWARE MSCI USA GROWTH ETF Ticker: EGUSStock Exchange: Cboe BZX
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The iShares ESG Aware MSCI USA Growth ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. large- and mid-capitalization equities that exhibit growth characteristics as well as positive environmental, social and governance characteristics, as identified by the index provider, and risk and return characteristics similar to those of the parent index.